Earnings Per Share - Summary of Reconciliation of Earnings to Headline Earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Headline Earnings Loss [Abstract]
Basic Earnings	£ 1,836	£ 3,250	£ 6,789
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets net of tax	199	6	96
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(2)	(7)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	929	69	83
Effect of foreign exchange reclassification from reserves to the income statement	14		289
Issue of shares and changes in shareholding of associates	(8)	(8)	(6)
Headline earnings (basic)	£ 2,968	£ 3,310	£ 7,243